Share Capital - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 AmericanDepositaryShares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 AmericanDepositaryShares £ / shares	Dec. 31, 2020 shares AmericanDepositaryShares £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2019 £ / shares
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		8,052,699	2,684,233	6,768,894		4,302,617
Options granted		5,821,131	1,940,377	2,259,153		3,178,216
Options forfeited		(2,128,593)	(709,531)	(563,541)		(52,525)
Options exercised		(173,752)	(57,917)	(411,807)		(659,414)
At December 31, 2022		11,571,487	3,857,162	8,052,699	2,684,233	6,768,894
Weighted average Exercise price (£) | (per share)	£ 1,248.95	£ 1,248.95	£ 1,248.95	£ 329.74	£ 329.74	£ 226.83	$ 15.10	$ 7.32	£ 102.46
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		2,684,233
Options granted		1,940,377	5,821,131		2,259,153	3,178,216
Options forfeited		(709,531)
Options exercised		(57,917)
At December 31, 2022		3,857,162		2,684,233
Options Issued in 2014
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		4,000
At December 31, 2022		4,000		4,000
Year of issue	2014
Weighted average Exercise price (£) | (per share)	£ 3.50	£ 3.50	£ 3.50				4.23
Weighted average years to expiry date	1 year 8 months 1 day
Options Issued in 2015
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		3,333
At December 31, 2022		3,333		3,333
Year of issue	2015
Weighted average Exercise price (£) | (per share)	£ 3.50	£ 3.50	3.50				4.23
Weighted average years to expiry date	2 years 6 months 7 days
Options Issued in 2016
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		19,832
Options exercised		(9,973)
At December 31, 2022		9,859		19,832
Year of issue	2016
Weighted average Exercise price (£) | (per share)	£ 4.25	£ 4.25	4.25				5.14
Weighted average years to expiry date	3 years 4 months 6 days
Options Issued in 2017
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		46,240
Options exercised		(8,000)
At December 31, 2022		38,240		46,240
Year of issue	2017
Weighted average Exercise price (£) | (per share)	£ 6.00	£ 6.00	6.00				7.25
Weighted average years to expiry date	4 years 9 months 29 days
Options Issued in 2018
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		70,233
Options exercised		(14,876)
At December 31, 2022		55,357		70,233
Year of issue	2018
Weighted average Exercise price (£) | (per share)	£ 0.18	£ 0.18	0.18				0.21
Weighted average years to expiry date	5 years 2 months 19 days
Options Issued in 2019
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		763,260
Options forfeited		(12,666)
Options exercised		(25,068)
At December 31, 2022		725,526		763,260
Year of issue	2019
Weighted average Exercise price (£) | (per share)	£ 4.31	£ 4.31	4.31				5.21
Weighted average years to expiry date	6 years 8 months 23 days
Options Issued in 2020
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		1,040,023
Options forfeited		(316,573)
At December 31, 2022		723,450		1,040,023
Year of issue	2020
Weighted average Exercise price (£) | (per share)	£ 18.38	£ 18.38	18.38				22.22
Weighted average years to expiry date	7 years 6 months 29 days
Options Issued in 2021
Disclosure Of Classes Of Share Capital [Line Items]
At January 1, 2022		737,312
Options forfeited		(36,839)
At December 31, 2022		700,473		737,312
Year of issue	2021
Weighted average Exercise price (£) | (per share)	£ 17.33	£ 17.33	17.33				20.95
Weighted average years to expiry date	8 years 3 months 7 days
Options Issued in 2022
Disclosure Of Classes Of Share Capital [Line Items]
Options granted		1,940,377
Options forfeited		(343,453)
At December 31, 2022		1,596,924
Year of issue	2022
Weighted average Exercise price (£) | (per share)	£ 18.44	£ 18.44	£ 18.44				$ 22.30
Weighted average years to expiry date	9 years 3 months 10 days